Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 784,533	$ 693,099	$ 437,238
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	9.85%	9.85%	9.85%
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	5.83%	4.73%	3.62%
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 17,455,791	$ 12,385,582	$ 8,408,396
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	252,622	198,512	149,637
Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	784,533	693,099	437,238
Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,500,000	3,700,000	1,100,000
Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,990,980	4,331,680	3,709,282
Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	261,278	282,596	241,183
Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	810,672	930,486	1,056,201
Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,355,706	749,209	214,855
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	255,290	378,984	204,163
Less than 1 month [Member] | Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	200,056	358,587	196,757
Less than 1 month [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	694	667	516
Less than 1 month [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	232	3,104	1,405
Less than 1 month [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	54,308	16,626	5,485
From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	837,825	381,300	3,541,455
From 1 to 3 months [Member] | Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	584,477	334,512	240,481
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	73,021		3,286,442
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,403	2,027	1,569
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	54,138	6,398	5,949
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	124,786	38,363	7,014
From 3 months to 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	894,557	552,647	561,076
From 3 months to 1 year [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	252,622	198,512	149,637
From 3 months to 1 year [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	59,688	76,457	38,715
From 3 months to 1 year [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,548	5,608	201,860
From 3 months to 1 year [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	55,470	109,563	128,836
From 3 months to 1 year [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	520,229	162,507	42,028
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	13,473,761	8,960,283	2,087,007
Between 1 and 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,500,000	3,700,000	1,100,000
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,858,271	4,255,223	358,316
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	26,725	37,756	31,709
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	432,382	435,591	436,654
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,656,383	531,713	160,328
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,994,358	2,112,368	2,014,695
More than 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
More than 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			25,809
More than 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	225,908	236,538	5,529
More than 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 268,450	$ 375,830	$ 483,357